UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22265

Western Asset Municipal Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 777-0102

Date of fiscal year end: November 30

Date of reporting period: May 31, 2018

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	May 31, 2018

WESTERN ASSET

MUNICIPAL DEFINED OPPORTUNITY TRUST INC. (MTT)

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objectives

The Fund’s primary investment objective is to provide high current income exempt from federal income tax* and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

As a fundamental policy, the Fund seeks to achieve its primary investment objective by investing, under normal market conditions, at least 80% of its net assets in investment grade municipal securities, the interest on which is exempt from federal income tax.

Letter from the chairman

Dear Shareholder,

We are pleased to provide the semi-annual report of Western Asset Municipal Defined Opportunity Trust Inc. for the six-month reporting period ended May 31, 2018. Please read on for Fund performance information and a detailed look at prevailing economic and market conditions during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.lmcef.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 29, 2018

*

Certain investors may be subject to the federal alternative minimum tax (“AMT”), and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

II	Western Asset Municipal Defined Opportunity Trust Inc.

Investment commentary

Economic review

Economic activity in the U.S. was somewhat mixed during the six months ended May 31, 2018 (the “reporting period”). Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2017 U.S. gross domestic product (“GDP”)i growth was 3.2% and 2.9%, respectively. Finally, the U.S. Department of Commerce’s final reading for first quarter 2018 GDP growth — released after the reporting period ended — was 2.0%. More modest GDP growth in the first quarter reflected decelerations in personal consumption expenditures (“PCE”), exports, state and local government spending, and federal government spending and a downturn in residential fixed investment. These movements were partly offset by a smaller decrease in private inventory investment and a larger increase in nonresidential fixed investment.

Job growth in the U.S. was solid overall and supported the economy during the reporting period. When the reporting period ended on May 31, 2018, the unemployment rate was 3.8%, as reported by the U.S. Department of Labor. This was the lowest unemployment rate since April 2000. The percentage of longer-term unemployed declined during the reporting period. In May 2018, 19.4% of Americans looking for a job had been out of work for more than six months, versus 22.9% when the period began.

Western Asset Municipal Defined Opportunity Trust Inc.	III

Investment commentary (cont’d)

Market review

Q. How did the Federal Reserve Board (the “Fed”)ii respond to the economic environment?

A. The Fed increased the federal funds rateiii twice during the reporting period. Looking back, at its meeting that concluded on September 20, 2017 — before the reporting period began — the Fed kept rates on hold but reiterated its intention to begin reducing its balance sheet, saying, “In October, the Committee will initiate the balance sheet normalization program….” At its meeting that ended on December 13, 2017, the Fed raised rates to a range between 1.25% and 1.50%. As expected, the Fed kept rates on hold at its meeting that concluded on January 31, 2018. However, at its meeting that ended on March 21, 2018, the Fed again raised the federal funds rate, moving it to a range between 1.50% and 1.75%. Finally, at its meeting that concluded on June 13, 2018 — after the reporting period ended — the Fed raised the federal funds rate to a range between 1.75% and 2.00%.

Q. Did Treasury yields trend higher or lower during the reporting period?

A. Both short-term and longer-term Treasury yields moved higher during the six-month reporting period ended May 31, 2018. The yield for the two-year Treasury note began the reporting period at 1.78% — equaling its low for the period — and ended the period at 2.40%. Its peak for the period of 2.59% occurred on May 22, 2018. The yield for the ten-year Treasury began the reporting period at 2.42% and ended the period at 2.83%. The low for the period of 2.33% occurred on December 6, 2017 and the high for the period of 3.11% took place on May 17, 2018.

Q. How did the municipal bond market perform versus the taxable bond market over the reporting period?

A. The municipal bond market outperformed its taxable bond counterpart on a relative basis during the reporting period. For the six months ended May 31, 2018, the Bloomberg Barclays Municipal Bond Indexiv and the Bloomberg Barclays U.S. Aggregate Indexv returned 0.71% and -1.04%, respectively. Both municipal and taxable bonds were negatively impacted by the rising interest rate environment. The municipal market’s relative outperformance was partially due to overall solid fundamentals and periods of positive investor demand.

Performance review

For the six months ended May 31, 2018, Western Asset Municipal Defined Opportunity Trust Inc. returned 1.08% based on its net asset value (“NAV”)vi and 1.53% based on its New York Stock Exchange (“NYSE”) market price per share. The Fund’s unmanaged benchmark, the Bloomberg Barclays Municipal Bond Index, returned 0.71% for the same period. The Lipper General and Insured Municipal Debt (Unleveraged) Closed-End Funds Category Averagevii returned 0.77% over the same time frame. Please note that Lipper performance returns are based on each fund’s NAV.

Certain investors may be subject to the federal alternative minimum tax, and state and local taxes will apply. Capital gains, if any, are fully taxable. Please consult your personal tax or legal adviser.

IV	Western Asset Municipal Defined Opportunity Trust Inc.

During the six-month period, the Fund made distributions to shareholders totaling $0.50 per share. As of May 31, 2018, the Fund estimates that all of the distributions were sourced from net investment income.* The performance table shows the Fund’s six-month total return based on its NAV and market price as of May 31, 2018. Past performance is no guarantee of future results.

Performance Snapshot as of May 31, 2018 (unaudited)
Price Per Share	6-Month Total Return**
$20.81 (NAV)	1.08	%†
$21.18 (Market Price)	1.53	%‡

All figures represent past performance and are not a guarantee of future results. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

** Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses, including management fees, operating expenses, and other Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors may pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, including returns of capital, if any, at NAV.

‡ Total return assumes the reinvestment of all distributions, including returns of capital, if any, in additional shares in accordance with the Fund’s Dividend Reinvestment Plan.

Looking for additional information?

The Fund is traded under the symbol “MTT” and its closing market price is available in most newspapers under the NYSE listings. The daily NAV is available on-line under the symbol “XMTTX” on most financial websites. Barron’s and the Wall Street Journal’s Monday edition both carry closed-end fund tables that provide additional information. In addition, the Fund issues a quarterly press release that can be found on most major financial websites as well as www.lmcef.com (click on the name of the Fund).

In a continuing effort to provide information concerning the Fund, shareholders may call 1-888-777-0102 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern Time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Western Asset Municipal Defined Opportunity Trust Inc. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Jane Trust, CFA

Chairman, President and Chief Executive Officer

June 29, 2018

*

This estimate is not for tax purposes. The Fund will issue a Form 1099 with final composition of the distributions for tax purposes after year-end. A return of capital is not taxable and results in a reduction in the tax basis of a shareholder’s investment. For more information about a distribution’s composition, please refer to the Fund’s distribution press release or, if applicable, the Section 19 notice located in the press release section of our website, www.lmcef.com (click on the name of the Fund).

Western Asset Municipal Defined Opportunity Trust Inc.	V

Investment commentary (cont’d)

RISKS: The Fund is a non-diversified, closed-end management investment company designed primarily as a long-term investment and not as a trading vehicle. The Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that the Fund will achieve its investment objective. The Fund’s common stock is traded on the New York Stock Exchange. Similar to stocks, the Fund’s share price will fluctuate with market conditions and, at the time of sale, may be worth more or less than the original investment. Shares of closed-end funds often trade at a discount to their net asset value. Because the Fund is non-diversified, it may be more susceptible to economic, political or regulatory events than a diversified fund. The Fund’s investments are subject to a number of risks, including credit risk, inflation risk and interest rate risk. As interest rates rise, bond prices fall, reducing the value of the fixed-income securities held by the Fund. The Fund may invest in lower-rated high-yield bonds, known as “junk bonds,” which are subject to greater liquidity and credit risk (risk of default) than higher-rated obligations. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. The Fund may invest in securities of other investment companies. To the extent it does, Fund stockholders will indirectly pay a portion of the operating costs of such companies, in addition to the expenses that the Fund bears directly in connection with its own operation. Investing in securities issued by other investment companies, including exchange-traded funds (“ETFs”) that invest primarily in municipal securities, involves risks similar to those of investing directly in the securities in which those investment companies invest. The Fund may invest up to 10% of its assets in securities that have the economic effects of leverage which can increase the risk and volatility of the Fund.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

VI	Western Asset Municipal Defined Opportunity Trust Inc.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (the “Fed”) is responsible for the formulation of U.S. policies designed to promote economic growth, full employment, stable prices and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iv	The Bloomberg Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

[v]

The Bloomberg Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

vi

Net asset value (“NAV”) is calculated by subtracting total liabilities, including liabilities associated with financial leverage (if any), from the closing value of all securities held by the Fund (plus all other assets) and dividing the result (total net assets) by the total number of the common shares outstanding. The NAV fluctuates with changes in the market prices of securities in which the Fund has invested. However, the price at which an investor may buy or sell shares of the Fund is the Fund’s market price as determined by supply of and demand for the Fund’s shares.

vii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended May 31, 2018, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 7 funds in the Fund’s Lipper category.

Western Asset Municipal Defined Opportunity Trust Inc.	VII

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of May 31, 2018 and November 30, 2017 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	1

Spread duration (unaudited)

Economic exposure — May 31, 2018

Total Spread Duration
MTT	— 4.90 years
Benchmark	— 5.87 years

Spread duration measures the sensitivity to changes in spreads. The spread over Treasuries is the annual risk-premium demanded by investors to hold non-Treasury securities. Spread duration is quantified as the % change in price resulting from a 100 basis points change in spreads. For a security with positive spread duration, an increase in spreads would result in a price decline and a decline in spreads would result in a price increase. This chart highlights the market sector exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
MTT	— Western Asset Municipal Defined Opportunity Trust Inc.

2	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Effective duration (unaudited)

Interest rate exposure — May 31, 2018

Total Effective Duration
MTT	— 4.92 years
Benchmark	— 5.92 years

Effective duration measures the sensitivity to changes in relevant interest rates. Effective duration is quantified as the % change in price resulting from a 100 basis points change in interest rates. For a security with positive effective duration, an increase in interest rates would result in a price decline and a decline in interest rates would result in a price increase. This chart highlights the interest rate exposure of the Fund’s sectors relative to the selected benchmark sectors as of the end of the reporting period.

Benchmark	— Bloomberg Barclays Municipal Bond Index
MTT	— Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	3

Schedule of investments (unaudited)

May 31, 2018

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 99.5%
Alabama — 4.0%
Jefferson County, AL, Sewer Revenue, Convertible CAB, Subordinated Lien, Step bond, 0.000% until 10/1/23, 7.900%	0.000%	10/1/50	9,470,000	$8,040,219
Lower Alabama Gas District, AL, Natural Gas Revenue	5.000%	9/1/46	300,000	369,774
Southeast Alabama Gas Supply District, AL, Gas Revenue	4.000%	4/1/24	1,500,000	1,608,570	(a)(b)
Total Alabama				10,018,563
Arizona — 3.5%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	350,000	387,996	(c)
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	7,110,000	8,412,125
Total Arizona				8,800,121
California — 5.7%
California State PCFA, Water Furnishing Revenue	5.000%	11/21/45	3,500,000	3,733,310	(c)(d)
California State, GO, Various Purpose	4.000%	11/1/36	250,000	267,390
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	780,000	836,480	(c)
Los Angeles, CA, Department of Water & Power Waterworks Revenue	5.000%	7/1/48	1,000,000	1,178,120
Lower Tule River, CA, Irrigation District Revenue, COP	5.000%	8/1/40	1,000,000	1,050,020
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	2,000,000	2,483,840
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.000%	9/1/27	725,000	762,787
University of California, CA, Revenue:
	5.000%	5/15/36	2,500,000	2,952,125
	4.000%	5/15/46	1,000,000	1,048,570
Total California				14,312,642
Colorado — 4.4%
Base Village Metropolitan District #2 Co., GO	5.750%	12/1/46	500,000	513,050
Colorado High Performance Transportation Enterprise Revenue, C-470 Express Lanes	5.000%	12/31/51	200,000	216,990

See Notes to Financial Statements.

4	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Colorado — continued
Colorado State Health Facilities Authority Revenue, Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	3,000,000	$3,420,690	(a)(b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	6,000,000	6,948,780
Total Colorado				11,099,510
Connecticut — 0.3%
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure Purpose	5.000%	1/1/37	500,000	560,990
Connecticut State, GO	5.000%	10/15/34	280,000	309,361
Total Connecticut				870,351
District of Columbia — 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	250,000	253,423
Florida — 1.0%
Central Florida Expressway Authority Revenue, Senior Lien	5.000%	7/1/42	250,000	287,318
Florida State Municipal Power Agency Revenue, All Requirements Power	6.250%	10/1/31	1,000,000	1,057,700	(e)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue	5.000%	10/1/42	500,000	567,730	(d)
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/42	350,000	393,445
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/47	250,000	273,318
Total Florida				2,579,511
Georgia — 8.0%
Atlanta, GA, Water & Wastewater Revenue:
	6.000%	11/1/23	5,000,000	5,295,700	(e)
	6.250%	11/1/34	3,260,000	3,464,076	(e)
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.125%	7/1/40	9,000,000	9,414,360	(e)
Main Street Natural Gas Inc., GA, Natural Gas Revenue (SIFMA Municipal Swap Index Yield + 0.570%)	1.630%	12/1/23	2,000,000	2,000,980	(a)(b)
Total Georgia				20,175,116
Idaho — 0.1%
Idaho State Health Facilities Authority Hospital Revenue, Trinity Health Credit Group	5.000%	12/1/47	300,000	341,532

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Illinois — 7.0%
Chicago, IL, Board of Education, GO	5.000%	12/1/34	360,000	$369,857
Chicago, IL, GO:
	5.000%	1/1/25	250,000	268,053
	5.500%	1/1/30	1,685,000	1,826,759
	6.000%	1/1/38	500,000	564,230
Chicago, IL, Motor Fuel Tax Revenue	5.000%	1/1/26	1,000,000	1,057,180
Chicago, IL, O’Hare International Airport Revenue:
	5.000%	1/1/46	2,000,000	2,215,640
General Senior Lien	5.000%	1/1/35	250,000	282,385
Senior Lien	5.000%	1/1/47	500,000	562,225
Senior Lien	5.000%	1/1/52	500,000	560,245
Trips Obligation Group	5.000%	7/1/48	200,000	221,518	(d)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien	5.000%	12/1/51	250,000	269,342
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	750,000	822,795
Chicago, IL, Waterworks Revenue:
Second Lien	5.000%	11/1/29	600,000	682,422
Second Lien, AGM	5.000%	11/1/32	2,050,000	2,336,959
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	300,000	339,171
Illinois State Finance Authority Revenue, Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/31	600,000	680,292
Illinois State University Revenue, Auxiliary Facilities System, AGM	5.000%	4/1/37	100,000	109,586
Illinois State, GO:
	5.000%	2/1/26	1,000,000	1,070,800
	5.000%	11/1/26	550,000	590,144
	5.000%	2/1/27	250,000	267,753
	5.000%	2/1/29	600,000	638,094
	5.000%	12/1/42	500,000	521,885
Metropolitan Pier & Exposition Authority, IL, Dedicated State Tax Revenue, McCormick Project, State Appropriations	5.250%	6/15/50	1,000,000	1,023,540
Metropolitan Pier & Exposition Authority, IL, Revenue, CAB-McCormick Place Expansion Project	0.000%	12/15/52	1,000,000	176,290
Sales Tax Securitization Corp., IL, Revenue	5.000%	1/1/27	200,000	231,352
Total Illinois				17,688,517

See Notes to Financial Statements.

6	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Indiana — 6.8%
Indiana Finance Authority, IN, Wastewater Utility Revenue, CWA Authority Project	5.000%	10/1/41	675,000	$767,907
Indiana Municipal Power Agency, Power Supply System Revenue	6.000%	1/1/39	8,000,000	8,201,920	(e)
Richmond, IN, Hospital Authority Revenue, Reid Hospital & Health Care Services Inc. Project	6.500%	1/1/29	8,000,000	8,215,360	(e)
Total Indiana				17,185,187
Louisiana — 0.2%
Port New Orleans, LA, Board of Commissioners Port Facilities Revenue, AGM	5.000%	4/1/43	500,000	571,260	(d)
Maryland — 0.6%
Howard County, MD, Housing Commission Revenue, Columbia Commons Apartments	5.000%	6/1/44	1,350,000	1,454,058
Massachusetts — 0.1%
Massachusetts State DFA Revenue, UMass Boston Student Housing Project	5.000%	10/1/41	250,000	272,718
Michigan — 6.3%
Detroit, MI, Water Supply System Revenue:
Second Lien, AGM	6.250%	7/1/36	2,995,000	3,136,873	(e)
Second Lien, AGM	6.250%	7/1/36	5,000	5,221
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.000%	7/1/24	1,500,000	1,574,535	(c)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	350,000	387,961
Senior Lien, Detroit Water & Sewer Department	5.000%	7/1/33	410,000	453,304
Royal Oak, MI, Hospital Finance Authority Revenue:
William Beaumont Hospital	5.000%	9/1/39	2,000,000	2,188,460
William Beaumont Hospital	8.250%	9/1/39	8,000,000	8,128,000	(e)
Total Michigan				15,874,354
Nebraska — 2.0%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/42	4,250,000	5,144,412
New Jersey — 6.3%
Gloucester County, NJ, PCFA Revenue, Keystone Urban Renewal, Logan Generating	5.000%	12/1/24	750,000	810,750	(d)
New Jersey State EDA Revenue:
	5.000%	6/15/34	1,500,000	1,621,005

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
New Jersey — continued
Continental Airlines Inc. Project	4.875%	9/15/19	665,000	$679,384
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project	5.000%	10/1/37	200,000	218,358	(d)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.500%	12/1/32	10,000,000	10,566,900	(e)
New Jersey State Health Care Facilities Financing Authority Revenue, Hackensack Meridian Health	5.000%	7/1/38	125,000	143,872
New Jersey State Transportation Trust Fund Authority Revenue, CAB, Transportation System, NATL	0.000%	12/15/31	3,000,000	1,695,990
Tobacco Settlement Financing Corp., NJ, Revenue	5.000%	6/1/46	200,000	219,798
Total New Jersey				15,956,057
New York — 9.9%
Hudson Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,152,890
Liberty, NY, Development Corp. Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,500,000	3,143,050
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,250,000	1,330,425
MTA, NY, Dedicated Tax Fund Revenue, Green Bonds	5.000%	11/15/47	500,000	577,105
New York State Convention Center Development Corp. Revenue, CAB, Subordinated Lien, Hotel Unit Fee Secured	0.000%	11/15/32	2,000,000	1,206,360
New York State Dormitory Authority Revenue, Non-State Supported Debt, Memorial Sloan Kettering Cancer Center	5.000%	7/1/28	1,500,000	1,796,025
New York State Dormitory Authority, State Personal Income Tax Revenue	5.000%	2/15/37	1,000,000	1,161,410
New York State Liberty Development Corp., Liberty Revenue, 3 World Trade Center LLC Project	5.000%	11/15/44	575,000	611,409	(c)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/46	1,000,000	1,123,790
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Airlines Inc., LaGuardia Airport	5.000%	1/1/32	1,100,000	1,249,523	(d)

See Notes to Financial Statements.

8	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
New York — continued
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/46	3,000,000	$3,256,230	(d)
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.500%	12/1/31	7,925,000	8,581,824
Total New York				25,190,041
North Carolina — 0.4%
North Carolina State Turnpike Authority Monroe Expressway Toll Revenue	5.000%	7/1/54	750,000	819,690
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	114,370
Total North Carolina				934,060
Oklahoma — 0.1%
Oklahoma State Turnpike Authority Revenue	5.000%	1/1/47	40,000	45,943
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	170,000	85,000	(f)
Total Oklahoma				130,943
Oregon — 0.8%
Oregon State Facilities Authority Revenue, Legacy Health Project	5.000%	6/1/46	650,000	730,464
Washington Multnomah & Yamhill County, OR, School District No 1 West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/35	1,000,000	1,175,340
Total Oregon				1,905,804
Pennsylvania — 5.0%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue, Tobacco Master Settlement Payment Bonds	5.000%	6/1/30	250,000	286,610
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,118,520
Pennsylvania Economic Development Financing Authority, Water Facility Revenue, Amerrican Water Co. Project	6.200%	4/1/39	10,000,000	10,337,400
State Public School Building Authority, PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	200,000	227,220
Philadelphia School District Project, AGM	5.000%	6/1/33	550,000	620,488
Total Pennsylvania				12,590,238
Rhode Island — 4.1%
Rhode Island Health & Educational Building Corp. Revenue, Hospital Financing	7.000%	5/15/39	10,000,000	10,490,900	(e)

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
South Carolina — 0.2%
South Carolina Ports Authority Revenue	5.000%	7/1/36	500,000	$572,770	(g)
Texas — 11.8%
Arlington TX, Special Tax Revenue, Subordinated Lien, BAM	5.000%	2/15/41	400,000	444,348
Arlington, TX, Higher Education Finance Corp., Education Revenue, Uplift Education, PSF-GTD	5.000%	12/1/35	300,000	347,235
Brazos River, TX, Harbor Navigation District Revenue, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	10,000,000	10,234,200	(d)
City of Sugar Land, TX, GO	5.000%	2/15/28	100,000	119,085
Clifton, TX, Higher Education Finance Corp., Education Revenue, IDEA Public Schools, PSF-GTD	5.000%	8/15/35	2,400,000	2,748,312
Grand Parkway Transportation Corp., Highway Tolls Revenue	5.000%	10/1/48	2,500,000	2,885,825
Harris County, TX, Cultural Education Facilities Finance Corp.,Thermal Utility Revenue, Teco Project	5.000%	11/15/33	250,000	293,785
Houston, TX, Airport Systems Revenue, Special Facilities, United Airlines Inc., Airport Improvement Project	5.000%	7/15/28	1,000,000	1,125,900	(d)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	120,000	137,333	(d)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.250%	11/1/40	3,000,000	3,205,410
North Texas Tollway Authority Revenue, First Tier	5.000%	1/1/43	2,000,000	2,298,400
Socorro, TX, ISD, GO, School Building, PSF — GTD	5.000%	8/15/40	800,000	924,304
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	190,000	212,629
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	1,310,000	1,533,499
Texas State Private Activity Bond Surface Transportation Corp. Revenue, Senior Lien, Blueridge Transportation Group LLC	5.000%	12/31/40	500,000	546,385	(d)
Texas State Water Development Board Revenue:
	5.000%	10/15/42	1,500,000	1,749,945
	5.000%	10/15/47	200,000	232,436
Texas State, GO, Transport Commission, Mobility Fund	5.000%	10/1/34	500,000	590,160

See Notes to Financial Statements.

10	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Texas — continued
Woodloch Health Facilities Development Corp., TX, Senior Housing Revenue:
Inspired Living Lewsville Project	6.750%	12/1/51	300,000	$313,380	(c)
Inspired Living Lewsville Project	10.000%	12/1/51	50,000	52,594
Total Texas				29,995,165
U.S. Virgin Islands — 1.3%
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan	6.625%	10/1/29	4,000,000	3,350,000
Utah — 0.3%
Utah State Charter School Finance Authority, Charter School Revenue:
Syracuse Arts Academy Project, UT CSCE	5.000%	10/15/38	500,000	563,645	(g)
UT CSCE	5.000%	4/15/47	250,000	275,575
Total Utah				839,220
Virginia — 1.9%
Virginia State College Building Authority, VA, Educational Facilities Revenue, 21st Century College & Equipment Programs	5.000%	2/1/32	1,000,000	1,190,610
Virginia State Port Authority Port Facility Revenue:
	5.000%	7/1/41	400,000	449,660	(d)
	5.000%	7/1/45	500,000	558,310	(d)
Virginia State Public Building Authority, Public Facilities Revenue	5.000%	8/1/29	250,000	299,963
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/23	1,775,000	1,958,925
Senior Lien, 95 Express Lanes LLC	5.000%	1/1/40	400,000	426,080	(d)
Total Virginia				4,883,548
Washington — 2.4%
Washington Health Care Facilities Authority Revenue, Overlake Hospital Medical Center	5.000%	7/1/42	3,750,000	4,200,937
Washington State HFC Revenue, Heron’s Key	6.000%	7/1/25	675,000	713,543	(c)
Washington State, GO	5.000%	8/1/33	1,000,000	1,181,030
Total Washington				6,095,510
Wisconsin — 4.9%
Public Finance Authority, WI, Limited Obligation Pilot Revenue, American Dream @ Meadowlands Project	5.000%	12/1/27	1,500,000	1,618,725	(c)

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Municipal Defined Opportunity Trust Inc.

Security	Rate	Maturity Date	Face Amount	Value
Wisconsin — continued
Public Finance Authority, WI, Revenue, Denver International Airport Great Hall Project	5.000%	9/30/49	300,000	$331,245	(d)
Wisconsin State HEFA Revenue, Prohealth Care Inc. Obligation Group	6.625%	2/15/39	10,000,000	10,333,200	(e)
Total Wisconsin				12,283,170
Total Investments before Short-Term Investments (Cost — $234,031,385)				251,858,701
Short-Term Investments — 0.2%
Municipal Bonds — 0.2%
Alabama — 0.1%
Walker County Economic & Industrial Development Authority, AL Power Co. Plant Project	1.150%	12/1/36	$200,000	200,000	(h)(i)
California — 0.0%
University of California, CA, Revenue	0.850%	5/15/48	100,000	100,000	(h)(i)
Minnesota — 0.1%
City of Minneapolis MN/St Paul Housing & Redevelopment Authority, LOC — Wells Fargo Bank N.A.	1.370%	11/15/34	100,000	100,000	(h)(i)
North Carolina — 0.0%
North Carolina State Medical Care Commission Revenue, Novant Health Group, SPA — JPMorgan Chase	1.100%	11/1/34	100,000	100,000	(h)(i)
Total Municipal Bonds (Cost — $500,000)				500,000

			Shares
Money Market Funds — 0.0%
Dreyfus Government Cash Management, Institutional Shares (Cost — $76,869)	1.677%		76,869	76,869
Total Short-Term Investments (Cost — $576,869)				576,869
Total Investments — 99.7% (Cost — $234,608,254)				252,435,570
Other Assets in Excess of Liabilities — 0.3%				770,984
Total Net Assets — 100.0%				$253,206,554

See Notes to Financial Statements.

12	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Western Asset Municipal Defined Opportunity Trust Inc.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	The coupon payment on these securities is currently in default as of May 31, 2018.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

May 31, 2018

Western Asset Municipal Defined Opportunity Trust Inc.

Abbreviations used in this schedule:
AGM	— Assured Guaranty Municipal Corporation — Insured Bonds
BAM	— Build America Mutual — Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CWA	— Clean Water Act
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
ISD	— Independent School District
LOC	— Letter of Credit
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation — Insured Bonds
PCFA	— Pollution Control Financing Authority
PSF	— Permanent School Fund
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement — Insured Bonds

Ratings Table*
Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	3.3%
AA/Aa	16.9
A	35.6
BBB/Baa	27.3
BB/Ba	1.7
CCC/Caa	1.3
A-1/VMIG 1	0.2
NR***	13.7
100.0%

*	As a percentage of total investments.
**

The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

***

The credit quality of unrated investments is evaluated based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments.

See Notes to Financial Statements.

14	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Statement of assets and liabilities (unaudited)

May 31, 2018

Assets:
Investments, at value (Cost — $234,608,254)	$252,435,570
Interest receivable	3,618,719
Prepaid expenses	10,542
Total Assets	256,064,831

Liabilities:
Payable for securities purchased	1,651,548
Income distribution payable	1,022,318
Investment management fee payable	128,490
Directors’ fees payable	1,240
Accrued expenses	54,681
Total Liabilities	2,858,277
Total Net Assets	$253,206,554

Net Assets:
Par value ($0.001 par value; 12,170,451 shares issued and outstanding; 100,000,000 shares authorized)	$12,170
Paid-in capital in excess of par value	232,721,320
Undistributed net investment income	1,148,993
Accumulated net realized gain on investments and futures contracts	1,496,755
Net unrealized appreciation on investments	17,827,316
Total Net Assets	$253,206,554

Shares Outstanding	12,170,451

Net Asset Value	$20.81

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	15

Statement of operations (unaudited)

For the Six Months Ended May 31, 2018

Investment Income:
Interest	$6,648,236

Expenses:
Investment management fee (Note 2)	760,369
Directors’ fees	34,218
Audit and tax fees	22,683
Legal fees	18,191
Transfer agent fees	16,329
Fund accounting fees	12,928
Shareholder reports	12,128
Stock exchange listing fees	6,281
Insurance	2,228
Custody fees	836
Interest expense	30
Miscellaneous expenses	5,815
Total Expenses	892,036
Net Investment Income	5,756,200

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	2,885,684
Futures contracts	38,110
Net Realized Gain	2,923,794
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(6,039,773)
Futures contracts	48,978
Change in Net Unrealized Appreciation (Depreciation)	(5,990,795)
Net Loss on Investments and Futures Contracts	(3,067,001)
Increase in Net Assets From Operations	$2,689,199

See Notes to Financial Statements.

16	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended May 31, 2018 (unaudited) and the Year Ended November 30, 2017	2018	2017

Operations:
Net investment income	$5,756,200	$12,093,245
Net realized gain (loss)	2,923,794	(370,356)
Change in net unrealized appreciation (depreciation)	(5,990,795)	(3,905,360)
Increase in Net Assets From Operations	2,689,199	7,817,529

Distributions to Shareholders From (Note 1):
Net investment income	(6,131,674)	(13,216,728)
Decrease in Net Assets From Distributions to Shareholders	(6,131,674)	(13,216,728)

Fund Share Transactions:
Reinvestment of distributions (8,847 and 25,427 shares issued, respectively)	184,829	546,505
Increase in Net Assets From Fund Share Transactions	184,829	546,505
Decrease in Net Assets	(3,257,646)	(4,852,694)

Net Assets:
Beginning of period	256,464,200	261,316,894
End of period*	$253,206,554	$256,464,200
*Includes undistributed net investment income of:	$1,148,993	$1,524,467

See Notes to Financial Statements.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	17

Financial highlights

For a share of capital stock outstanding throughout each year ended November 30, unless otherwise noted:
	2018[1,2]	2017[1]	2016[1]	2015[1]	2014[1]	2013[1]

Net asset value, beginning of period	$21.09	$21.53	$22.59	$22.90	$21.78	$23.49

Income (loss) from operations:
Net investment income	0.47	1.00	1.04	1.11	1.08	1.08
Net realized and unrealized gain (loss)	(0.25)	(0.35)	(1.05)	(0.41)	1.05	(1.78)
Total income (loss) from operations	0.22	0.65	(0.01)	0.70	2.13	(0.70)

Less distributions from:
Net investment income	(0.50) [3]	(1.09)	(1.05)	(1.01)	(1.01)	(1.01)
Total distributions	(0.50)	(1.09)	(1.05)	(1.01)	(1.01)	(1.01)

Net asset value, end of period	$20.81	$21.09	$21.53	$22.59	$22.90	$21.78

Market price, end of period	$21.18	$21.37	$22.08	$23.87	$23.07	$20.86
Total return, based on NAV[4,5]	1.08%	3.06%	(0.16)%	3.11%	9.96%	(3.04)%
Total return, based on Market Price[6]	1.53%	1.81%	(3.10)%	8.15%	15.72%	(11.77)%

Net assets, end of period (millions)	$253	$256	$261	$274	$276	$263

Ratios to average net assets:
Gross expenses	0.70%[7]	0.70%	0.70%	0.70%	0.70%	0.69%
Net expenses	0.70 [7]	0.70	0.70	0.70	0.70	0.69
Net investment income	4.54 [7]	4.65	4.60	4.87	4.79	4.79

Portfolio turnover rate	16%	10%	15%	2%	6%	3%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended May 31, 2018 (unaudited).

[3]

The actual source of the Fund’s current fiscal year distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]

The total return calculation assumes that distributions are reinvested in accordance with the Fund’s dividend reinvestment plan. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[7]	Annualized.

See Notes to Financial Statements.

18	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Municipal Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on January 15, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide high current income exempt from federal income tax and then to liquidate on or about April 30, 2021 and distribute all of the Fund’s net assets to shareholders. As a secondary investment objective, the Fund will seek total return. There can be no assurance the Fund’s investment objectives will be achieved.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations,

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	19

Notes to financial statements (unaudited) (cont’d)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/ yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

20	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds†	—	$251,858,701	—	$251,858,701
Short-Term Investments†:
Municipal Bonds	—	500,000	—	500,000
Money Market Funds	$76,869	—	—	76,869
Total Short-Term Investments	76,869	500,000	—	576,869
Total Investments	$76,869	$252,358,701	—	$252,435,570

†	See Schedule of Investments for additional detailed categorizations.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or cash equivalents with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized gains or losses in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that

22	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of May 31, 2018, the Fund did not have any open derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared quarterly and paid on a monthly basis. The actual source of the Fund’s monthly distributions may be from net investment income, return of capital or a combination of both. Shareholders will be informed of the tax characteristics of the distributions after the close of the fiscal year. The Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2017, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Western Asset Management Company, LLC (formerly known as Western Asset Management Company) (“Western Asset”) is the Fund’s subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including assets financed through the creation of tender option bond trusts) minus the sum of accrued liabilities (other than Fund liabilities representing financial leverage).

LMPFA delegates to Western Asset the day-to-day portfolio management of the Fund. For its services, LMPFA pays Western Asset monthly 70% of the net management fee it receives from the Fund.

All officers and one Director of the Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Fund.

The Fund is permitted to purchase or sell securities, typically short-term variable rate demand obligations, from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Directors. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Directors and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended May 31, 2018, such purchase and sale transactions (excluding accrued interest) were $22,925,000 and $22,115,000, respectively.

3. Investments

During the six months ended May 31, 2018, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$39,798,591
Sales	41,558,660

24	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

At May 31, 2018, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$234,608,254	$19,480,398	$(1,653,082)	$17,827,316

4. Derivative instruments and hedging activities

At May 31, 2018, the Fund did not have any open derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended May 31, 2018. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$38,110

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Interest Rate Risk
Futures contracts	$48,978

During the six months ended May 31, 2018, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$267,794

†	At May 31, 2018, there were no open positions held in this derivative.

5. Distributions subsequent to May 31, 2018

The following distributions have been declared by the Fund’s Board of Directors and are payable subsequent to the period end of this report:

Record Date	Payable Date	Amount
5/25/2018	6/01/2018	$0.0840
6/22/2018	7/02/2018	$0.0790
7/20/2018	8/01/2018	$0.0790
8/24/2018	9/04/2018	$0.0790

Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

6. Stock repurchase program

On November 16, 2015, the Fund announced that the Fund’s Board of Directors (the “Board”) had authorized the Fund to repurchase in the open market up to approximately 10% of the Fund’s outstanding common stock when the Fund’s shares are trading at a discount to net asset value. The Board has directed management of the Fund to repurchase shares of common stock at such times and in such amounts as management reasonably believes may enhance stockholder value. The Fund is under no obligation to purchase shares at any specific discount levels or in any specific amounts. During the six months ended May 31, 2018, the Fund did not repurchase any shares.

7. Capital loss carryforward

As of November 30, 2017, the Fund had the following net capital loss carryforward remaining:

Year of Expiration	Amount
11/30/2018	$(2,419,954)

This amount will be available to offset any future taxable capital gains, except that under applicable tax rules, deferred capital losses of $1,003,899, which have no expiration date, must be used first to offset any such gains.

8. Other

Tax reform legislation commonly known as the Tax Cuts and Jobs Act (the “Tax Act”) was enacted on December 22, 2017. Although the Tax Act does not amend any provisions that directly address qualification or taxation of a regulated investment company (“RIC”), the Tax Act does change the taxation of entities in which some RICs invest, the tax treatment of income derived from those entities and the taxation of RIC investors. The application of certain provisions in the Tax Act is uncertain so the effects on the funds and shareholders cannot be predicted. Legislative or administrative changes could be enacted at any time and could have prospective or retroactive effect.

Provisions under the Tax Act may cause RICs to increase the amount of or accelerate the recognition of taxable income and may eliminate the deductibility of certain expenses. Such consequences could lead to an increase in the amount of taxable income recognized by a RIC as well as an increase in the amount of taxable income distributed to RIC shareholders. Additionally, the new provisions under the Tax Act are expected to have a varying impact among funds with different investment objectives and strategies.

26	Western Asset Municipal Defined Opportunity Trust Inc. 2018 Semi-Annual Report

Additional shareholder information (unaudited)

Results of annual meeting of shareholders

The Annual Meeting of Shareholders of Western Asset Municipal Defined Opportunity Trust Inc. was held on March 26, 2018 for the purpose of considering and voting upon the election of Directors. The following table provides information concerning the matter voted upon at the Meeting:

Election of directors

Nominees	Votes For	Votes Withheld
Robert D. Agdern	8,548,710	328,049
William R. Hutchinson	8,533,329	343,430
Riordan Roett	8,549,712	327,047

At May 31, 2018, in addition to Robert D. Agdern, William R. Hutchinson and Riordan Roett, the other Directors of the Fund were as follows:

Carol L.Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

Eileen A. Kamerick

Jane Trust

Western Asset Municipal Defined Opportunity Trust Inc.	27

Dividend reinvestment plan (unaudited)

On December 15, 2016, the Fund announced that the Board of Directors has authorized changes to the Fund’s Dividend Reinvestment Plan (the “Plan”) with respect to dividend reinvestment determinations and transaction fees for Plan participants selling their shares. A copy of the revised Plan is included below.

Effective July 1, 2017, the Fund uses the dividend payment date to determine if new shares are issued or shares are purchased in the open market for Plan participants reinvesting their distributions. If on the payment date the closing market price (plus $0.03 per share commission) is at or above the net asset value (“NAV”), the Fund will issue new shares of common stock. Newly issued shares of common stock will be issued at a price equal to the greater of (a) the NAV per share on the date prior to issuance or (b) 95% of the closing market price per share. If the closing market price (plus $0.03 per share commission) is lower than the NAV per share on the payment date, the Plan Agent will receive the distribution in cash and purchase common stock in the open market. In addition, effective July 1, 2017, fees paid by Plan participants to sell Fund shares decreased, with Plan participants paying a $5.00 transaction fee plus a $0.05 per share commission upon a sale of shares held pursuant to the Plan.

Revised dividend reinvestment plan:

Unless you elect to receive distributions in cash (i.e., opt-out), all dividends, including any capital gain dividends and return of capital distributions, on your Common Stock will be automatically reinvested by Computershare Trust Company, N.A., as agent for the stockholders (the “Plan Agent”), in additional shares of Common Stock under the Fund’s Dividend Reinvestment Plan (the “Plan”). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by Computershare Trust Company, N.A., as dividend paying agent.

If you participate in the Plan, the number of shares of Common Stock you will receive will be determined as follows:

(1) If the market price of the Common Stock (plus $0.03 per share commission) on the payment date (or, if the payment date is not a NYSE trading day, the immediately preceding trading day) is equal to or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date, the Fund will issue new Common Stock at a price equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the payment date or (b) 95% of the market price per share of the Common Stock on the payment date.

(2) If the net asset value per share of the Common Stock exceeds the market price of the Common Stock (plus $0.03 per share commission) at the close of trading on the NYSE on the payment date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Stock in the open market, on the NYSE or elsewhere, for your account as soon as practicable commencing on the trading day following the payment date and terminating no later than the earlier of (a) 30 days after the dividend

28	Western Asset Municipal Defined Opportunity Trust Inc.

or distribution payment date, or (b) the payment date for the next succeeding dividend or distribution to be made to the stockholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price (plus $0.03 per share commission) rises so that it equals or exceeds the net asset value per share of the Common Stock at the close of trading on the NYSE on the payment date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Stock in the open market and the Fund shall issue the remaining Common Stock at a price per share equal to the greater of (a) the net asset value per share at the close of trading on the NYSE on the day prior to the issuance of shares for reinvestment or (b) 95% of the then current market price per share.

Common Stock in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all shares of Common Stock you have received under the Plan. You may withdraw from the Plan (i.e., opt-out) by notifying the Plan Agent in writing at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be effective as soon as practicable after the Plan Agent’s investment of the most recently declared dividend or distribution on the Common Stock.

Plan participants who sell their shares will be charged a service charge (currently $5.00 per transaction) and the Plan Agent is authorized to deduct brokerage charges actually incurred from the proceeds (currently $0.05 per share commission). There is no service charge for reinvestment of your dividends or distributions in Common Stock. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional shares of Common Stock, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Stock over time. Dollar cost averaging is a technique for lowering the average cost per share over time if the Fund’s net asset value declines. While dollar cost averaging has definite advantages, it cannot assure profit or protect against loss in declining markets.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. Investors will be subject to income tax on amounts reinvested under the Plan.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. The Plan may be terminated, amended or supplemented by the Fund upon notice in writing mailed to stockholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination or amendment is to be effective. Upon any termination, you will be sent cash for any fractional share of Common Stock in your account. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your Common Stock on your behalf. Additional information about the Plan and your account may be obtained from the Plan Agent at 462 South 4th Street, Suite 1600, Louisville, KY 40202 or by calling the Plan Agent at 1-888-888-0151.

Western Asset Municipal Defined Opportunity Trust Inc.	29

Western Asset

Municipal Defined Opportunity Trust Inc.

Directors

Robert D. Agdern

Carol L. Colman

Daniel P. Cronin

Paolo M. Cucchi

Leslie H. Gelb

William R. Hutchinson

Eileen A. Kamerick

Riordan Roett

Jane Trust

Chairman

Officers

Jane Trust

President and Chief Executive Officer

Richard F. Sennett

Principal Financial Officer

Todd F. Kuehl

Chief Compliance Officer

Jenna Bailey

Identity Theft Prevention Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

Thomas C. Mandia

Assistant Secretary

Jennifer S. Berg

Treasurer

Jeanne M. Kelly

Senior Vice President

Western Asset Municipal Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Western Asset Management Company, LLC*

Custodian

The Bank of New York Mellon (“BNY”)**

Transfer agent

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legal counsel

Simpson Thacher & Bartlett LLP

425 Lexington Avenue

New York, NY 10017

New York Stock Exchange Symbol

MTT

*	Prior to May 2, 2018, known as Western Asset Management Company.
**	Effective April 9, 2018, BNY became custodian.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identify verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-888-777-0102.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

Western Asset Municipal Defined Opportunity Trust Inc.

Western Asset Municipal Defined Opportunity Trust Inc.

620 Eighth Avenue

49th Floor

New York, NY 10018

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its stock.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-888-777-0102.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling 1-888-777-0102, (2) at www.lmcef.com and (3) on the SEC’s website at www.sec.gov.

This report is transmitted to the shareholders of Western Asset Municipal Defined Opportunity Trust Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Computershare Inc.

462 South 4th Street, Suite 1600

Louisville, KY 40202

WASX011870 7/18 SR18-3380

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	INVESTMENT PROFESSIONALS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Western Asset Municipal Defined Opportunity Trust Inc.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	July 25, 2018

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2018